PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000

Leasehold improvements	2,260	2,260	291
Office equipment	550	550	71
Motor vehicle	-	1,300	167
Sub-total	2,810	4,110	529
Less: accumulated depreciation	(2,794)	(3,144)	(405)
Property and equipment, net	16	966	124

Depreciation expenses were approximately HKD33,000, HKD8,000 and HKD350,000 and for the years ended December 31, 2022, 2023 and 2024, respectively.